Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Derivative Financial Instruments
NOTE 18.	DERIVATIVE FINANCIAL INSTRUMENTS
PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of DFIs, and guide the development of risk mitigation strategies.
This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation. PEMEX has a Financial Risk Working Group (FRWG) which is a specialized working group with decision-making authority on financial risk exposure, financial risk mitigation schemes, and DFIs trading of Petróleos Mexicanos, the subsidiary entities, and where applicable, the subsidiary companies.

Approved DFIs are mainly traded on the OTC (Over the Counter) market; however, exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on
CME-Clearport.
The different types of DFIs that PEMEX trades are described below in the subsections corresponding to each risk type and as related to the applicable trading markets.
One of PEMEX’s policies is to contribute to minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between incoming cash flows from operations and outgoing cash flows related to its liabilities.
As part of the regulatory framework for financial risk management, PEMEX has established the eligible counterparties with which it may trade DFIs and other financial instruments.
In addition, certain PMI Subsidiaries have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (“VaR”) computation; and 4) VaR limits, both at a global and business unit level and the implementation of stop loss mechanisms.
Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, there is no need to establish and monitor market risk limits.
For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk metrics and limits (such as VaR, among others).
PEMEX has also established credit guidelines for DFIs that Pemex Industrial Transformation offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs, PEMEX trades under the margin requirements of the corresponding exchange market, and therefore does not have internal policies for these DFIs.
DFIs held with financial counterparties do not require collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange.
PEMEX does not have an independent third party to verify compliance with these internal standards; however, PEMEX has internal control procedures that certify compliance with existing policies and guidelines.

A.	Risk Management

I.	Market Risk

i.	Interest rate risk
PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar LIBOR and to Mexican peso TIIE. As of December 31, 2020, approximately 14.3% of PEMEX’s total net debt outstanding (including DFIs) consisted of floating rate debt.

Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps and options. Through the swap agreements, PEMEX acquires the obligation to make payments based on a fixed interest rate in exchange for receiving payments referenced to a floating interest rate. On the other hand, under the option agreements, PEMEX acquires protection against possible raises in the floating interest rates of some of its liabilities.
As of December 31, 2020, Petróleos Mexicanos was a party to four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $ 956,250 at a weighted average fixed interest rate of 2.35% and a weighted average term of 4.3 years.
Similarly, in order to eliminate the volatility associated with variable interest rates of financing operations, PMI NASA has also executed four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $24,190, at a weighted average fixed interest rate of 4.17% and a weighted average term of 1.41 years.
Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.
The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.
IBOR reference rates transition
As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars, will cease to be published in 2022, and are expected to be replaced by alternative reference rates, based on risk-free rates obtained from market operations.
The discontinuation of the publication of these rates was scheduled for December 2021, nevertheless, on November 2020 the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars.
Therefore, PEMEX has identified and is reviewing contracts expiring after the applicable cessation dates, which could have an impact derived from the change in the aforementioned rates. PEMEX will continue working on amendments to any contracts which may be required as a result of the transition.
PEMEX has a reduced number of financial instruments referenced to floating rates in U.S. dollars with maturity and interest rate fixation after June 2023. This portfolio is composed of debt instruments and DFIs as shown below:

Notional Amounts (in thousands of each Currency)	U.S. $
Debt	(3,972,777)
DFIs
Interest Rate Swaps	400,000
Interest Rate Options	(2,500,000)
figures not audited
To the date, PEMEX is monitoring the evolution of the IBORs transition in the market, to anticipate any negative impact that these changes could have.
Once the alternative reference rates are defined, as well as the new discount curves and any other valuation parameters, PEMEX will be able to estimate the impact that such changes will have on financial instruments’ market value and financial cost.

ii.	Exchange rate risk
Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.
PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. By contrast, PEMEX’s capital expenditure and operating expenses are established in pesos.
As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without the need for hedging instruments, because the impact on PEMEX’s revenues of fluctuations in the exchange rate between the U.S. dollar and the peso is offset in whole or in part by its impact on its obligations.
PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence
non-U.S.
dollar denominated debt issued in international currencies is hedged through DFIs to mitigate their exchange rate exposure, either by swapping it into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, and for the debt denominated in UDIs, it has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.
As a consequence of the above, PEMEX’s debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed as appropriate.
The underlying currencies of PEMEX’s DFIs are the euro, Swiss franc, Japanese yen and pounds sterling against the U.S. dollar and UDIs against the peso.

As of December 31, 2020, PEMEX did not enter into any DFIs, since no debt in currencies other than U.S. dollars or pesos was issued.
Nonetheless, during 2020, PEMEX carried out the restructure three cross-currency swaps, one of which had a recouponing provision. These DFIs hedged the exchange rate exposure of a €1,250,000 debt with maturity in 2027. For this restructuring PEMEX entered into, without cost, structures which are composed of a cross-currency swap and the sale of a call option, guaranteeing complete protection up to a certain exchange rate and partial protection above that level. This allowed PEMEX to eliminate the recouponing provision without cost. Once this restructure had been carried out, 10% of this debt remains hedged with a cross-currency swap.
Additionally, during 2019 PEMEX restructured a cross-currency swap which had a recouponing provision. This DFI hedged the exchange rate exposure of a €725,000 debt with maturity in 2025. For this restructure PEMEX entered into, without cost, three options structures called “Seagull Options” to hedge the same notional risk as the original swap. These structures protect the short exposure in euros against an appreciation of the euro versus the U.S. dollar in a specific range and result in a benefit if the euro depreciates up to a certain exchange rate. In addition, in order to mitigate the exchange rate risk derived from the coupons, PEMEX entered into only coupon swaps for the same notional amount. These eliminated the recouponing provision without cost.
PEMEX recorded a total net foreign exchange (loss) gain of Ps. (128,949,304), Ps. 86,930,388 and Ps. 23,659,480, for the years ended December 31, 2020, 2019 and 2018, respectively; these amounts include the unrealized foreign exchange gain (loss) associated with debt of Ps. 122,099,058, Ps. 75,967,395 and Ps. 19,762,208 for the years ended December 31, 2020, 2019 and 2018, respectively. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. The depreciation of the peso during 2020 caused a total net foreign exchange loss because a significant part of PEMEX’s debt, 88.64% (principal only) as of December 31, 2020 is denominated in foreign currency. Unrealized foreign exchange losses and gains do not impact PEMEX’s cash flows. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and improves PEMEX’s ability to meet peso-denominated
financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso debt service costs on a U.S. dollar basis.
Certain of the PMI Subsidiaries face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that financial assets must be denominated in its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one.
Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as from certain related sales costs denominated in domestic currency.
PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.

iii.	Hydrocarbon Price Risk
PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.
PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.
PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.
Additionally, PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, taking into consideration their operative and budgetary feasibility.
In 2017, the Board of Directors of Petróleos Mexicanos approved the establishment of an Annual Oil Hedging Program. Since then, PEMEX has implemented hedging strategies to partially protect its cash flows from falls in the Mexican crude oil basket price below the one established in the Federal Revenue Law.
During 2018, PEMEX entered into a crude oil hedge for fiscal year 2019, pursuant to which PEMEX hedged 320 thousand barrels per day for the period between December 2018 and December 2019, for U.S. $149,588.
Afterwards, during 2019 PEMEX entered into a crude oil hedge for fiscal year 2020, pursuant to which PEMEX hedged 243 thousand barrels per day for the period between December 2019 and December 2020, for U.S. $178,268.
Finally, during 2020 PEMEX entered into a crude oil hedge for fiscal year 2021, pursuant to which PEMEX hedged 332.5 thousand barrels per day for the period between December 2020 and June 2021, for U.S. $119,920.
In addition to supplying natural gas, Pemex Industrial Transformation can offer DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices.
Since 2017, when this service began to be offered, Pemex Industrial Transformation must enter into DFIs with Petróleos Mexicanos under the opposite position to those DFIs offered to its customers in order to mitigate the market risk it would bear under such offered DFIs. Petróleos Mexicanos then transfers the related price risk derived from the DFI position held with Pemex Industrial Transformation to financial counterparties by entering into the opposite position of such DFI with the counterparty. As of December 31, 2020, there were no DFIs since all the DFIs in its portfolio expired in 2019. In the event that Pemex Industrial Transformation enters into new trades, its DFI portfolio has VaR and CaR limits in order to limit market risk exposure.
PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.

iv.	Market risk quantification
The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.
Interest rate risk quantification
The quantification of interest rate risk of investment portfolios is carried out by using the one-day
horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.
As of December 31, 2020, the VaRs of PEMEX’s investment portfolios were Ps. (7.81) for the Peso Treasury Portfolio, Ps. 0.00 for FOLAPE, and U.S. $0.00 for the U.S. Dollar Treasury Portfolio.
Additionally, PEMEX has a portfolio of Mexican Government bonds. These securities are classified for accounting purposes as restricted assets. These securities are considered not to be exposed to market risk, unlike the investment portfolios’ securities. Therefore, there is no need to calculate a VaR.
In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to make payments referenced to floating rates, PEMEX’s DFIs are exposed to mark-to-market (“MtM”) volatility as a result of changes in the interest rate curves used in their valuation.
Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.
For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.

INTEREST RATE and CURRENCY DFIs Interest rate sensitivity to + 10 bp
	Interbank Yield Curves			PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
CHF	1,472	(1,318)	154	1,352
Euro	75,107	(59,653)	15,454	56,790
Pound Sterling	4,123	(3,845)	278	3,469
Yen	5,478	(2,202)	3,276	4,314
Peso	32,446	731	33,177	25,855
UDI	12,935	(12,935)	0	7,093
U.S. dollar	1,425,168	198,150	1,623,318	482,311
			Figures not audited
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2020, 2019 and 2018, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.
At December 31, 2020, 2019 and 2018, had market interest rates been 25 basis points higher, with all other variables remaining constant, net loss for the year would have been Ps. 606,839, Ps. 644,506 and Ps. 649,339 higher for December 31, 2020, 2019 and 2018, respectively, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, net loss for the year would have been Ps. 606,839, Ps. 644,506 and Ps. 649,339 lower at December 31, 2020, 2019 and 2018, respectively, primarily as a result of a decrease in interest expense.
Exchange rate risk quantification
The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.
Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to MtM volatility, mainly as a result of changes in the exchange rates used in their valuation.
Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.
For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day
horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into DFIs as an exchange rate risk mitigation strategy. These DFIs along with the debt that they hedge are shown in the following table:

INTEREST RATE and CURRENCY DFIs Exchange rate sensitivity +1% and VaR 95%
	Interbank Yield Curves				PEMEX Curves
Currency	Sensitivity Debt	Sensitivity DFIs	Sensitivity Net	VaR 95% Net	Sensitivity Debt
CHF	(6,206)	6,168	(38)	(29)	(5,840)
Euro	(195,594)	133,604	(61,990)	(47,729)	(165,822)
Pound Sterling	(12,857)	12,804	(54)	(53)	(11,535)
Yen	(11,453)	3,123	(8,330)	(6,304)	(9,423)
Peso	(138,257)	(18,326)	(156,583)	(247,424)	(121,302)
UDI	(21,795)	21,795	(0)	(0)	(15,376)
Figures not audited
As shown in the table above, exchange rate risk derived from debt denominated in currencies other than pesos and U.S. dollars is almost fully hedged by DFIs. The exchange rate risk exposure to the Swiss franc, euro, pound sterling and Japanese yen is a result of the delta of the structures described above (Seagull Options and Calls), and considering the current exchange rate levels, represents a lower funding cost than the hedging strategies carried out through swaps.
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2020, 2019 and 2018, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.
At December 31, 2020, 2019 and 2018, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, net income would have been Ps. 168,334, Ps.180,408 and Ps.192,025 lower, respectively, primarily as a result of an increase in the exchange rate losses. However, had the peso appreciated against the U.S. dollar by 10%, net income for the period would have increased by Ps. 168,334, Ps.180,408 and Ps. 192,025, respectively, primarily as a result of the decrease in exchange rate losses.
Hydrocarbon price risk quantification
Pemex Industrial Transformation occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2020, Pemex Industrial Transformation’s natural gas DFI portfolios had no market risk exposure, as all the DFIs in its portfolios expired in 2019.
Open market risk exposure would be measured using the
20-day
Delta-Gamma VaR methodology, with a confidence level of 95%, based on 500 daily observations; VaR and CaR would be monitored and mitigated by pre-established
limits.
It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.

PMI Trading’s global VaR associated with commodities market risk was U.S. $(17,102) as of December 31, 2020. This VaR was calculated using the historical method with a 99% confidence level, two-year
history and a
one-day
horizon. The minimum VaR recorded on the year was U.S. $(7,055) (registered on November 12, 2020) and the maximum VaR recorded on the year was U.S. $(28,196) (registered on August 21, 2020). As of December 31, 2019, the global VaR was U.S. $(15,016).
The quantification of crude oil price risk is carried out by using the one-day
horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2020, this was U.S.

$(18,921).

II.	Credit Risk
When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of
BBB-.
These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.
In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.
Moreover, PEMEX has entered into various long-term cross-currency swaps agreements with “recouponing” provisions (pursuant to which the payments on the swaps are adjusted when the MtM exceeds the relevant threshold specified in the swap), thereby limiting the exposure to its counterparties to a specific threshold amount, as well as the counterparties’ exposure to PEMEX. The specified thresholds were reached in five cross-currency swaps during 2020, which were used to hedge the exchange rate exposure to the euro and to the pounds sterling, and in three cross-currency swaps during 2019, which were used to hedge the exchange rate exposure to the euro and to the pounds sterling. This resulted in the cash settlement of such swaps and the resetting of swap terms to return their MtM value to zero. During 2020, PEMEX did not enter into any cross-currency swap with these characteristics.
In addition, PEMEX has entered into long-term DFIs with mandatory early termination clauses (pursuant to which, at a given date and irrespective of the current MtM, the DFI will terminate and settle at the corresponding MtM, and PEMEX can either enter into a new DFI with the same counterparty or a new counterparty), which reduces the credit risk generated by the term of the DFI by bounding it to a specific date. As of December 31, 2020, PEMEX has entered into two Japanese yen Seagull Option structures, with early termination clauses in July 2021. PEMEX intends to renew these trades in order to maintain the hedge.
According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	159,107	688,392	558,981	306,952	117,716	119,358	—
A	18,079	248,971	338,829	301,736	167,414	100,000	—
A-	(19,996)	365,910	294,322	131,104	122,823	—	—
BBB+	397,989	546,936	720,605	613,680	556,650	261,542	174,457
BBB	211,862	466,967	767,225	867,931	648,179	438,457	320,565
BBB-	(10,213)	99,334	178,698	175,904	136,312	139,725	—
					Figures not audited
PEMEX also faces credit risk derived from its investments. As of December 31, 2020, all the positions in domestic currency were in Mexican Government bonds in pesos. Given the current credit rating, the default probability in this currency is zero according to the default’s frequency matrices from rating agencies, therefore no quantification or disclosure of this exposure is made.
Furthermore, by means of its credit guidelines for DFI operations, Pemex Industrial Transformation significantly has reduced its credit risk exposure related to the DFIs.
In order to qualify for these DFIs, Pemex Industrial Transformation’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.
Additionally, according to the credit guidelines, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. The credit guidelines indicate that Pemex Industrial Transformation may offer DFIs with an exemption from collateral requirements up to certain amounts through a credit line approved by the credit committee, based on an internal financial and credit assessment. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral.
In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client would be terminated, rights to any available collateral would be exercised and, if the collateral were insufficient to cover the fair value, or in the absence of collateral, natural gas supply would be suspended until the payment is made.
As of December 31, 2020, Pemex Industrial Transformation had no DFIs since all the DFIs of its portfolios expired in 2019. As such, once the total settlement of the operations was carried out, the exempt credit lines expired and the guarantees deposited by the clients were entirely returned.

PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through
CME-Clearport.

III.	Liquidity Risk
PEMEX’s main internal source of liquidity comes from its operations. Additionally, through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations, such as those related to DFIs.
In addition, as of December 31, 2020, PEMEX has acquired committed revolving credit lines in order to mitigate liquidity risk, two of which provide access to Ps. 28,000,000 and Ps. 9,000,000 with expiration dates in November 2022 and November 2023, respectively; another revolving credit line provides access to U.S. $5,500,000 with expiration date in June 2024.
Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.
Certain PMI Subsidiaries mitigate their liquidity risk through several mechanisms, the most important of which is the centralized treasury, which provides access to two syndicated credit lines for up to U.S. $700,000 and U.S. $1,500,000 (this last credit line was transferred from Petróleos Mexicanos to PMI during December 2020) and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI Subsidiaries have access to bilateral credit lines from financial institutions for up to U.S. $250,000.
These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring certain financial ratios as set forth in the policies approved by each company’s board of directors.
The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2020 and 2019. It should be noted that:

•	For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.

•
For interest rate swaps, interest rate options, cross-currency swaps and currency options, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.

•	Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.

•	For crude oil, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.

•	DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg and Proveedor Integral de Precios, S.A. de C.V . (“PIP”).

•
For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as
CME-NYMEX,
Platts and Argus, among others.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon
yield curve in the original currency, or through other standard methodologies commonly used in financial markets for specific instruments.

•	For all instruments, the tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2020
(1)

	Year of expected maturity date
	2021		2022		2023		2024		2025		2026 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	47,898,708	Ps.	32,956,060	Ps.	48,471,704	Ps.	25,996,376	Ps.	49,333,976	Ps.	1,116,179,110	Ps.	1,320,835,934	Ps.	1,347,156,276
Average interest rate (%)														6.37%
Fixed rate (Japanese yen)		—		—		5,799,000		—		—		15,444,790		21,243,790		18,797,463
Average interest rate (%)														1.35%
Fixed rate (pounds sterling)		—		9,537,663		—		—		12,204,125		—		21,741,788		23,010,709
Average interest rate (%)														5.72%
Fixed rate (pesos)		115,284,491		1,999,401		—		57,433,886		—		31,029,696		205,747,474		199,047,983
Average interest rate (%)														7.91%
Fixed rate (UDIs)		4,314,460		—		—		—		—		33,031,555		37,346,014		30,673,537
Average interest rate (%)														4.03%
Fixed rate (euros)		42,716,224		38,987,905		34,137,539		30,418,586		40,230,700		117,736,691		304,227,645		315,417,306
Average interest rate (%)														3.77%
Fixed rate (Swiss francs)		3,385,165		—		8,228,615		—		—		—		11,613,780		11,650,958
Average interest rate (%)														1.93%

Total fixed rate debt		213,599,047		83,481,030		96,636,858		113,848,848		101,768,801		1,313,421,841		1,922,756,425		1,945,754,232
Variable rate (U.S. dollars)		122,317,252		25,979,932		11,649,479		56,443,974		5,602,565		9,506,180		231,499,382		228,630,238
Variable rate (Japanese yen)														—		—
Variable rate (euros)		—		—		15,842,049		—		—		—		15,842,049		15,375,645
Variable rate (pesos)		12,524,115		8,471,904		7,026,631		10,768,263		6,856,660		325,035		45,972,609		42,934,001

Total variable rate debt		134,841,368		34,451,836		34,518,160		67,212,237		12,459,225		9,831,215		293,314,040		286,939,885
Total debt	Ps.	348,440,415	Ps.	117,932,866	Ps.	131,155,018	Ps.	181,061,085	Ps.	114,228,026	Ps.	1,323,253,056	Ps.	2,216,070,465	Ps.	2,232,694,117

Note: Numbers may not total due to rounding.

(1)
The information in this table has been calculated using exchange rates at December 31, 2020 of: Ps. 19.9487 = U.S. $1.00; Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579 = 1.00 pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and Ps. 22.5720 = 1.00 Swiss franc.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2019
(1)

	Year of expected maturity date
	2020	2021	2022	2023	2024	2025 Thereafter	Total Carrying Value	Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps. 52,874,594	Ps. 36,474,941	Ps. 36,288,484	Ps. 51,814,555	Ps. 24,377,105	Ps. 959,097,000	Ps. 1,160,926,679	Ps. 1,233,260,685
Average interest rate (%)							6.2535%
Fixed rate (Japanese yen)	—	—	—	5,202,000	—	13,848,692	19,050,692	17,812,094
Average interest rate (%)							1.3483%
Fixed rate (pounds sterling)	—	—	8,725,102	—	—	11,157,892	19,882,994	21,733,929
Average interest rate (%)							5.7247%
Fixed rate (pesos)	10,009,595	20,004,204	1,999,293	—	57,381,081	30,985,764	120,379,937	114,148,170
Average interest rate (%)							7.4867%
Fixed rate (UDIs)	5,137,194	4,183,481	—	—	—	32,067,846	41,388,521	37,209,163
Average interest rate (%)							4.0514%
Fixed rate (euros)	27,490,652	36,993,461	33,752,122	29,564,507	26,321,684	136,705,664	290,828,090	314,159,720
Average interest rate (%)							3.7095%
Fixed rate (Swiss francs)	11,669,169	2,920,578	—	7,081,249	—	—	21,670,996	22,167,273
Average interest rate (%)							1.6996%

Total fixed rate debt	107,181,204	100,576,665	80,765,001	93,662,311	108,079,870	1,183,862,858	1,674,127,909	1,760,491,034

Variable rate (U.S. dollars)	37,129,938	14,165,499	23,671,360	10,931,702	53,275,137	14,051,426	153,225,062	153,747,749

Variable rate (Japanese yen)	11,097,600	—	—	—	—	—	11,097,600	11,112,957

Variable rate (euros)	983,647	—	—	13,734,663	—	—	14,718,310	14,969,735

Variable rate (pesos)	55,384,990	8,456,465	8,435,081	6,991,763	10,600,586	6,989,516	96,858,401	96,135,647

Total variable rate debt	104,596,175	22,621,964	32,106,441	31,658,128	63,875,723	21,040,942	275,899,373	275,966,088

Total debt	Ps. 211,777,379	Ps. 123,198,629	Ps. 112,871,442	Ps. 125,320,439	Ps. 171,955,593	Ps. 1,204,903,800	Ps. 1,950,027,282	Ps. 2,036,457,122

Note: Numbers may not total due to rounding.

(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586

= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596

= 1.00 Swiss franc.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes
Other than Trading as of December 31, 2020
(1) (2)

	Year of expected Maturity Date
	2021	2022	2023	2024	2025	2026 Thereafter	Total Carrying Value	Fair Value (3)

Hedging Instruments
Interest Rate DFI (2) (4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps. 4,724,765	Ps. 4,607,486	Ps. 4,466,068	Ps. 3,316,471	Ps. 2,443,716	Ps. —	Ps. 19,558,505	Ps. (712,107)
Average pay rate	3.22%	3.25%	3.37%	3.68%	4.13%	0.00%	n.a.	n.a.
Average receive rate	0.90%	0.91%	1.12%	1.67%	2.38%	0.00%	n.a.	n.a.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	—	—	—	49,871,750	—	—	49,871,750	(1,331,188)

Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	37,204,824	35,595,644	46,550,277	26,565,185	39,334,093	107,601,624	292,851,648	9,939,110
Receive Japanese yen / Pay U.S. dollars	—	—	4,814,650	—	—	—	4,814,650	505,772
Receive pounds sterling / Pay U.S. dollars	—	9,781,187	—	—	11,802,848	—	21,584,035	839,037
Receive UDI/ Pay pesos	3,000,000	—	—	—	3,063,181	27,450,032	33,513,214	6,834,051
Receive Swiss francs/ Pay U.S. dollars	3,018,890	—	7,281,276	—	—	—	10,300,166	913,809
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—	—	—	—	15,456,770	15,456,770	14,918
Buy Call, Sell Call and Sell Put on euros	42,647,378	—	—	30,462,413	17,668,200	30,462,413	121,240,404	3,167,805
Sell Call on pounds sterling	—	—	—	—	12,271,443	—	12,271,443	(85,994)
Sell Call on Swiss francs	—	—	8,225,571	—	—	—	8,225,571	(70,196)
Sell Call on Euros	—	14,621,958	15,840,455	—	15,840,455	57,878,585	104,181,452	(2,118,100)

N.A. = not applicable.
Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2020 of: Ps. 19.9487 = U.S. $1.00 and Ps. 24.4052 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes
Other than Trading as of December 31, 2019
(1) (2)

	Year of expected maturity date
	2020	2021	2022	2023	2024	2025 Thereafter	Total Notional Amount	Fair Value (3)

Hedging instruments (2) (4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,505,751	Ps. 4,463,405	Ps. 4,352,614	Ps. 4,219,019	Ps. 3,133,015	Ps. 2,308,537	Ps. 22,982,341	Ps. (99,231)
Average pay rate	3.20%	3.22%	3.25%	3.37%	3.68%	4.13%	n.a.	n.a.
Average receive rate	3.00%	2.80%	2.94%	3.17%	3.67%	4.36%	n.a.	n.a.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	27,352,677	35,146,769	33,626,604	43,975,261	25,095,682	141,792,559	306,989,551	(6,129,828)
Receive Japanese yen / Pay U.S. dollars	12,419,108	—	—	4,548,319	—	—	16,967,427	(1,087,602)
Receive pounds sterling / Pay U.S. dollars	—	—	9,204,373	—	—	11,149,951	20,354,324	516,780
Receive UDI/ Pay pesos	7,292,520	3,000,000	—	—	—	27,450,032	37,742,553	3,116,439
Receive Swiss francs/ Pay U.S. dollars	10,999,144	2,851,895	—	6,878,498	—	—	20,729,537	797,159
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—	—	—	—	13,881,133	13,881,133	123,244
Buy Call, Sell Call and Sell Put on euros	—	36,978,146	—	—	26,412,961	41,732,479	105,123,586	360,731
Sell Call on pounds sterling	—	—	—	—	—	11,242,387	11,242,387	(81,137)
Sell Call on Swiss francs	—	—	—	7,116,252	—	—	7,116,252	(74,535)
Sell Call on Euros	—	—	12,678,221	13,734,740	—	40,147,701	66,560,662	(1,223,283)
N.A. = not applicable.
Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00 and Ps. 21.1537 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2020 and 2019 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2020
(1)

	Year of expected maturity date
	Total Carrying Value	2021	2022	2023	2024	2025	2026 Thereafter	Total

Financial Liabilities
Suppliers	281,978,041	281,978,041	—	—	—	—	—	281,978,041
Accounts and accrued expenses Payable	30,709,497	30,709,497	—	—	—	—	—	30,709,497
Leases	63,184,128	12,899,935	8,695,992	8,660,013	8,151,473	7,392,278	54,962,972	100,762,663
Debt	2,258,727,317	386,573,778	230,702,075	322,593,741	277,735,672	203,016,590	2,243,851,381	3,664,473,237

Total	Ps.2,634,598,983	Ps.712,161,251	Ps.239,398,067	Ps.331,253,754	Ps.285,887,145	Ps.210,408,868	Ps.2,298,814,353	Ps.4,077,923,438
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates on December 31, 2020 of: Ps. 19.9487 = U.S. $1.00; Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579

= 1.00 pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and Ps. 22.5720

= 1.00 Swiss franc.

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2019
(1)

	Year of expected maturity date
	Total Carrying Value	2020	2021	2022	2023	2024	2025 Thereafter	Total

Financial Liabilities
Suppliers	208,034,407	208,034,407	—	—	—	—	—	208,034,407
Accounts and accrued expenses Payable	26,055,151	26,055,151	—	—	—	—	—	26,055,151
Leases	68,148,628	11,424,336	9,982,471	9,507,408	9,493,269	9,361,805	62,776,808	112,546,097
Debt	1,983,174,088	312,757,186	222,227,670	205,355,068	213,879,603	254,613,606	2,104,560,030	3,313,393,163

Total	Ps.2,285,412,274	Ps.558,271,080	Ps.232,210,141	Ps.214,862,476	Ps.223,372,872	Ps.263,975,411	Ps.2,167,336,838	Ps.3,660,028,818
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586

= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596

= 1.00 Swiss franc.

B.	Fair value of derivative financial instruments
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products). PEMEX does not have policies to designate a calculation or valuation agent.
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black and Scholes model, and for crude oil options, through the Levy model for Asian options.
According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
Given that PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of variations in the underlying assets or reference variables since, through time, asset flows are fully offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.
PEMEX’s assumptions and inputs considered in the calculation of the fair value of its DFIs fall under Level 2 of the fair value hierarchy for market participant assumptions.
Embedded derivatives
In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of December 31, 2020 and 2019, PEMEX did not recognize any embedded derivatives (foreign currency or index).
Accounting treatment
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
As of December 31, 2020 and 2019, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. 16,629,978 and Ps. (5,153,841), respectively. As of December 31, 2020 and 2019, PEMEX did not have any DFIs designated as hedges.
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges
for accounting purposes and entered into for trading purposes as of December 31, 2020 and 2019. It should be noted that:

•	DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg and PIP.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon
yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

		December 31, 2020.		December 31, 2019
DFI	Position	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	9,350,953	(330,814)	11,189,338	(79,096)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	9,724,991	(370,094)	11,024,442	(9,181)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	33,513,214	6,834,051	37,742,553	3,116,439
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	—	—	12,419,108	(1,403,975)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,814,650	505,772	4,548,319	316,373
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,277,498	761,958	14,432,394	(523,552)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	277,574,150	9,177,152	292,557,157	(5,606,276)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in pound sterling.	9,781,187	712,072	9,204,373	526,632
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in pound sterling.	11,802,848	126,965	11,149,951	(9,852)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	10,300,166	913,809	20,729,537	797,159
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	49,871,750	(1,331,187)	—	—
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	15,456,770	14,918	13,881,133	123,244
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	121,240,404	3,167,805	105,123,586	360,731
Currency Options	PEMEX Sell Call on pound sterling	12,271,443	(85,994)	11,242,387	(81,137)
Currency Options	PEMEX Sell Call on CHF	8,225,571	(70,196)	7,116,252	(74,535)
Currency Options	PEMEX Sell Call on euro	104,181,452	(2,118,100)	66,560,662	(1,223,283)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	482,561	(11,199)	768,561	(10,954)

Subtotal			17,896,918		(3,781,263)

		December 31, 2020		December 31, 2019
IFD		Volume (MMb)	Fair Value	Volume (MMb)	Fair Value

Crude oil Options	PEMEX buys Put and sells Put	55.20	(1,266,940)	85.05	(1,372,577)

		December 31, 2020		December 31, 2019
DFI	Market	Volume (MMb)	Fair value	Volume (MMb)	Fair value

Futures	Exchange traded	0.64	Ps.(32,340)	2.4	Ps.(124,835)

Petroleum Products Swaps	Exchange traded	(1.48)	Ps.(95,572)	4.3	Ps.(318,410)
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

The exchange rate for U.S. dollars as of December 31, 2020 and 2019 was Ps. 19.9487 and Ps. 18.8452 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2020 and 2019 was Ps. 24.4052 and Ps. 21.1537 per euro, respectively.
For the years ended December 31, 2020, 2019 and 2018, PEMEX recognized a net gain (loss) of Ps. 17,096,141, Ps. (23,263,923) and Ps. (19,115,951), respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2020 and 2019:

Derivatives assets Fair value
	December 31, 2020	December 31, 2019

Derivatives not designated as hedging instruments
Crude oil options	Ps. —	Ps. —
Currency options	3,184,942	559,751
Natural gas options	—	—
Cross-currency swaps	22,763,051	10,936,579
Natural gas swaps	—	—
Interest rate swaps	—	—
Others	—	—

Total derivatives not designated as hedging instruments	25,947,993	11,496,330

Total assets	Ps. 25,947,993	Ps. 11,496,330

	Derivatives liabilities Fair value
	December 31, 2020	December 31, 2019

Derivatives not designated as hedging instruments
Crude oil options	Ps.(1,266,940)	Ps.(1,372,577)
Currency options	(2,219)	(75,776)
Natural gas options	—	—
Interest rate options	(1,331,187)	—
Cross-currency swaps	(6,005,562)	(15,102,586)
Natural gas swaps	—	—
Interest rate swaps	(712,107)	(99,232)
Others	—	—

Total derivatives not designated as hedging instruments	(9,318,015)	(16,650,171)

Total liabilities	Ps. (9,318,015)	Ps. (16,650,171)

Net total	Ps. 16,629,978	Ps. (5,153,841)

The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2020, 2019 and 2018, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2020		December 31, 2019		December 31, 2018
Forwards	Ps.	—	Ps.	—	Ps.	2,007,393
Futures		(1,612,650)		(1,460,990)		374,112
Crude oil options		4,996,014		(2,762,358)		2,329,051
Currency options		2,698,749		(2,447,050)		(2,210,301)
Natural gas options		—		49		185
Interest rate options		(1,802,514)		—		—
Cross-currency swaps		13,770,848		(16,019,238)		(21,902,567)
Crude oil futures swaps		(176,341)		—		—
Natural gas swaps		—		2		117
Interest rate swaps		(777,965)		(574,338)		286,059
Others		—		—		—

Total	Ps.	17,096,141	Ps.	(23,263,923)	Ps.	(19,115,951)